Quarterly Report
March 31, 2019
MFS®  Total Return Series
MFS® Variable Insurance Trust

Portfolio of Investments
3/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 59.6%
Aerospace – 2.9%
Boeing Co.	37,853	$14,437,891
Harris Corp.	20,154	3,218,795
Honeywell International, Inc.	140,888	22,389,921
Lockheed Martin Corp.	26,731	8,023,577
Northrop Grumman Corp.	30,684	8,272,407
United Technologies Corp.	117,399	15,131,557
		$71,474,148
Airlines – 0.1%
Delta Air Lines, Inc.	68,078	$3,516,229
Alcoholic Beverages – 0.7%
Diageo PLC	268,970	$10,993,038
Molson Coors Brewing Co.	87,935	5,245,323
		$16,238,361
Apparel Manufacturers – 0.4%
Hanesbrands, Inc.	56,750	$1,014,690
LVMH Moet Hennessy Louis Vuitton SE	10,434	3,837,854
NIKE, Inc., “B”	54,661	4,603,003
		$9,455,547
Automotive – 0.8%
Aptiv PLC	89,621	$7,123,973
Harley-Davidson, Inc.	15,960	569,134
Lear Corp.	70,447	9,560,363
Toyota Motor Corp.	41,800	2,446,599
		$19,700,069
Biotechnology – 0.2%
Biogen, Inc. (a)	16,098	$3,805,245
Broadcasting – 0.3%
Omnicom Group, Inc.	114,268	$8,340,421
Brokerage & Asset Managers – 1.2%
Apollo Global Management LLC, “A”	80,824	$2,283,278
BlackRock, Inc.	20,326	8,686,723
Blackstone Group LP	132,609	4,637,337
Charles Schwab Corp.	59,592	2,548,154
Invesco Ltd.	71,013	1,371,261
NASDAQ, Inc.	62,950	5,507,495
T. Rowe Price Group, Inc.	56,741	5,680,909
		$30,715,157
Business Services – 2.7%
Accenture PLC, “A”	138,320	$24,347,086
Amdocs Ltd.	97,722	5,287,737
Cognizant Technology Solutions Corp., “A”	35,522	2,573,569
DXC Technology Co.	191,119	12,290,863
Equifax, Inc.	54,509	6,459,317
Fidelity National Information Services, Inc.	53,840	6,089,304
Fiserv, Inc. (a)	75,017	6,622,501
Worldpay, Inc. (a)	37,640	4,272,140
		$67,942,517

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Cable TV – 1.6%
Comcast Corp., “A”	961,145	$38,426,577
Chemicals – 1.8%
3M Co.	51,006	$10,598,027
Celanese Corp.	42,055	4,147,043
CF Industries Holdings, Inc.	192,965	7,888,409
DowDuPont, Inc. (a)(w)	88,575	3,194,900
PPG Industries, Inc.	166,194	18,758,317
		$44,586,696
Computer Software – 1.9%
Adobe Systems, Inc. (a)	56,344	$15,015,113
Check Point Software Technologies Ltd. (a)	27,973	3,538,305
Microsoft Corp.	204,044	24,064,949
Oracle Corp.	92,066	4,944,865
		$47,563,232
Computer Software - Systems – 0.5%
Apple, Inc.	44,266	$8,408,327
Seagate Technology PLC	41,213	1,973,690
Western Digital Corp.	28,119	1,351,399
		$11,733,416
Construction – 0.7%
Sherwin-Williams Co.	20,699	$8,915,267
Stanley Black & Decker, Inc.	58,131	7,915,698
		$16,830,965
Consumer Products – 0.7%
Colgate-Palmolive Co.	15,352	$1,052,226
Kimberly-Clark Corp.	82,385	10,207,501
Procter & Gamble Co.	10,072	1,047,992
Reckitt Benckiser Group PLC	57,110	4,747,117
		$17,054,836
Containers – 0.1%
Crown Holdings, Inc. (a)	47,162	$2,573,630
Electrical Equipment – 0.7%
HD Supply Holdings, Inc. (a)	25,865	$1,121,248
Johnson Controls International PLC	431,676	15,946,111
Schneider Electric S.A.	16,477	1,292,707
		$18,360,066
Electronics – 1.6%
Analog Devices, Inc.	36,457	$3,837,828
Intel Corp.	94,944	5,098,493
Marvell Technology Group Ltd.	138,920	2,763,119
Maxim Integrated Products, Inc.	69,663	3,703,981
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	223,680	9,161,933
Texas Instruments, Inc.	143,170	15,186,042
		$39,751,396
Energy - Independent – 1.0%
EOG Resources, Inc.	80,813	$7,691,781
Hess Corp.	58,035	3,495,448
Marathon Petroleum Corp.	37,958	2,271,786
Noble Energy, Inc.	88,424	2,186,726
Occidental Petroleum Corp.	38,429	2,544,000

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – continued
Phillips 66	35,667	$3,394,429
Pioneer Natural Resources Co.	25,747	3,920,753
		$25,504,923
Energy - Integrated – 1.4%
Anadarko Petroleum Corp.	66,773	$3,036,836
BP PLC	1,071,886	7,797,093
Chevron Corp.	80,310	9,892,586
Eni S.p.A.	230,017	4,064,873
Exxon Mobil Corp.	127,617	10,311,453
		$35,102,841
Food & Beverages – 2.1%
Archer Daniels Midland Co.	143,079	$6,170,997
Coca-Cola European Partners PLC	59,569	3,082,100
Danone S.A.	65,333	5,034,105
General Mills, Inc.	200,420	10,371,735
J.M. Smucker Co.	18,235	2,124,378
Marine Harvest	207,241	4,625,406
Mondelez International, Inc.	65,107	3,250,141
Nestle S.A.	135,730	12,935,754
PepsiCo, Inc.	22,355	2,739,605
Tyson Foods, Inc., “A”	37,027	2,570,785
		$52,905,006
Furniture & Appliances – 0.2%
Whirlpool Corp.	39,881	$5,299,786
Gaming & Lodging – 0.1%
Marriott International, Inc., “A”	19,653	$2,458,394
General Merchandise – 0.1%
Dollar Tree, Inc. (a)	31,512	$3,310,020
Health Maintenance Organizations – 0.9%
Cigna Corp.	72,951	$11,731,980
Humana Inc.	34,733	9,238,978
		$20,970,958
Insurance – 3.6%
Aon PLC	110,986	$18,945,310
Chubb Ltd.	138,169	19,354,713
MetLife, Inc.	378,247	16,101,975
Prudential Financial, Inc.	112,166	10,305,812
Tokio Marine Holding, Inc.	27,400	1,325,623
Travelers Cos., Inc.	106,141	14,558,300
Unum Group	74,085	2,506,295
Zurich Insurance Group AG	19,880	6,580,415
		$89,678,443
Internet – 0.3%
Alphabet, Inc., “A” (a)	6,213	$7,312,018
Leisure & Toys – 0.2%
Brunswick Corp.	33,410	$1,681,525
Electronic Arts, Inc. (a)	27,957	2,841,270
		$4,522,795

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 1.9%
AGCO Corp.	51,514	$3,582,799
Allison Transmission Holdings, Inc.	20,113	903,476
Deere & Co.	22,149	3,540,296
Eaton Corp. PLC	251,182	20,235,222
Illinois Tool Works, Inc.	94,767	13,601,907
Ingersoll-Rand Co. PLC, “A”	44,945	4,851,813
Regal Beloit Corp.	16,207	1,326,867
		$48,042,380
Major Banks – 5.5%
Bank of America Corp.	809,645	$22,338,106
Bank of New York Mellon Corp.	254,897	12,854,456
BNP Paribas	27,216	1,300,864
Goldman Sachs Group, Inc.	75,914	14,574,729
JPMorgan Chase & Co.	425,531	43,076,503
Morgan Stanley	117,927	4,976,519
PNC Financial Services Group, Inc.	99,630	12,220,616
State Street Corp.	125,227	8,241,189
Sumitomo Mitsui Financial Group, Inc.	34,000	1,189,064
Wells Fargo & Co.	254,814	12,312,612
Westpac Banking Corp.	124,037	2,282,838
		$135,367,496
Medical & Health Technology & Services – 1.1%
AmerisourceBergen Corp.	42,363	$3,368,706
CVS Health Corp.	27,523	1,484,315
HCA Healthcare, Inc.	64,826	8,452,014
McKesson Corp.	46,082	5,394,359
Walgreens Boots Alliance, Inc.	145,062	9,178,073
		$27,877,467
Medical Equipment – 3.6%
Abbott Laboratories	203,301	$16,251,882
Danaher Corp.	178,493	23,564,646
Medtronic PLC	230,660	21,008,512
Thermo Fisher Scientific, Inc.	81,886	22,413,836
Zimmer Biomet Holdings, Inc.	35,284	4,505,767
		$87,744,643
Metals & Mining – 0.3%
Rio Tinto Ltd.	109,497	$6,362,025
Natural Gas - Distribution – 0.3%
ENGIE	170,103	$2,533,998
Sempra Energy	30,344	3,819,096
		$6,353,094
Natural Gas - Pipeline – 0.9%
Enterprise Products Partners LP	332,040	$9,662,364
EQM Midstream Partners LP	37,671	1,739,270
Equitrans Midstream Corp.	165,931	3,613,977
MPLX LP	68,522	2,253,689
Plains GP Holdings LP	152,519	3,800,773
		$21,070,073
Network & Telecom – 0.8%
Cisco Systems, Inc.	345,928	$18,676,653

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 0.3%
Schlumberger Ltd.	183,256	$7,984,464
Other Banks & Diversified Financials – 2.7%
American Express Co.	34,413	$3,761,341
BB&T Corp.	121,220	5,640,367
Citigroup, Inc.	410,630	25,549,398
ORIX Corp.	379,300	5,439,839
SunTrust Banks, Inc.	45,704	2,707,962
Synchrony Financial	64,888	2,069,927
U.S. Bancorp	333,351	16,064,185
Visa, Inc., “A”	29,629	4,627,753
		$65,860,772
Pharmaceuticals – 4.6%
Bayer AG	77,446	$5,004,004
Bristol-Myers Squibb Co.	218,925	10,444,912
Elanco Animal Health, Inc. (a)	83,957	2,692,501
Eli Lilly & Co.	114,647	14,876,595
Johnson & Johnson	214,322	29,960,072
Merck & Co., Inc.	70,787	5,887,355
Mylan N.V. (a)	64,806	1,836,602
Novartis AG	13,567	1,304,994
Pfizer, Inc.	793,215	33,687,841
Roche Holding AG	30,669	8,449,952
		$114,144,828
Printing & Publishing – 0.2%
Moody's Corp.	22,244	$4,028,166
Transcontinental, Inc., “A”	122,031	1,527,727
		$5,555,893
Railroad & Shipping – 1.2%
Canadian National Railway Co.	34,960	$3,128,221
Union Pacific Corp.	163,544	27,344,557
		$30,472,778
Real Estate – 1.3%
Annaly Mortgage Management, Inc., REIT	170,450	$1,702,796
EPR Properties, REIT	42,770	3,289,013
Life Storage, Inc., REIT	26,556	2,583,102
Medical Properties Trust, Inc., REIT	607,420	11,243,344
Public Storage, Inc., REIT	8,945	1,948,042
Simon Property Group, Inc., REIT	22,453	4,091,161
STORE Capital Corp., REIT	234,595	7,858,933
		$32,716,391
Restaurants – 0.7%
Aramark	96,631	$2,855,446
Starbucks Corp.	163,703	12,169,681
U.S. Foods Holding Corp. (a)	74,315	2,594,337
		$17,619,464
Specialty Chemicals – 0.3%
Akzo Nobel N.V.	27,513	$2,437,846
Axalta Coating Systems Ltd. (a)	142,407	3,590,080
Dow, Inc. (a)	24,298	1,254,506
Methanex Corp.	21,985	1,250,067
		$8,532,499

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 0.7%
Amazon.com, Inc. (a)	8,040	$14,317,230
Tractor Supply Co.	27,081	2,647,439
		$16,964,669
Telephone Services – 0.4%
Verizon Communications, Inc.	170,490	$10,081,074
Tobacco – 1.5%
Altria Group, Inc.	182,078	$10,456,740
Japan Tobacco, Inc.	81,200	2,011,134
Philip Morris International, Inc.	273,391	24,165,030
		$36,632,904
Trucking – 0.3%
United Parcel Service, Inc., “B”	55,203	$6,168,383
Utilities - Electric Power – 2.2%
Duke Energy Corp.	131,643	$11,847,870
Exelon Corp.	281,212	14,097,158
FirstEnergy Corp.	92,247	3,838,398
Public Service Enterprise Group, Inc.	74,830	4,445,650
Southern Co.	211,600	10,935,488
SSE PLC	262,015	4,050,772
WEC Energy Group, Inc.	39,898	3,155,134
Xcel Energy, Inc.	43,217	2,429,227
		$54,799,697
Total Common Stocks		$1,474,161,339
Bonds – 38.3%
Aerospace – 0.1%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	$770,000	$752,983
L3 Technologies, Inc., 3.85%, 6/15/2023	2,728,000	2,811,441
		$3,564,424
Apparel Manufacturers – 0.1%
Coach, Inc., 4.125%, 7/15/2027	$1,735,000	$1,657,499
Asset-Backed & Securitized – 3.6%
A Voce CLO Ltd., 2014-1A, “A1R”, FLR, 3.947% (LIBOR - 3mo. + 1.16%), 7/15/2026 (n)	$2,916,201	$2,915,046
ALM Loan Funding CLO, 2013-7R2A, “A1B2”, FLR, 4.187% (LIBOR - 3mo. + 1.4%), 10/15/2027 (z)	4,410,000	4,396,973
ALM V Ltd., 2012-5A, “A2R3”, FLR, 4.03% (LIBOR - 3mo. + 1.25%), 10/18/2027 (z)	2,667,000	2,658,719
AREIT CRE Trust CLO, 2018-CRE2, “A”, FLR, 3.464% (LIBOR - 1mo. + 0.98%), 11/14/2035 (z)	4,356,548	4,351,978
Avis Budget Rental Car Funding LLC, 2019-1A, “A”, 3.45%, 3/20/2023 (z)	3,880,000	3,920,304
Bancorp Commercial Mortgage Trust, 2018-CRE4, “A”, FLR, 3.384% (LIBOR - 1mo. + 0.9%), 9/15/2035 (z)	3,100,336	3,083,204
Bayview Financial Revolving Mortgage Loan Trust, FLR, 4.096% (LIBOR - 1mo. + 1.6%), 12/28/2040 (z)	1,490,581	1,400,091
BDS Ltd., FLR, 3.884% (LIBOR - 1mo. + 1.4%), 8/15/2035 (z)	4,179,000	4,171,202
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 3.473% (LIBOR - 1mo. + 1%), 6/15/2028 (z)	895,408	896,813
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030 (n)	1,460,579	1,465,232
Commercial Mortgage Pass-Through Certificates, 2019-BN17, “A4”, 3.714%, 4/15/2052	2,789,000	2,900,015
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	3,980,975	4,120,005
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	2,316,427	2,369,302
Cutwater CLO Ltd., 2015-1A, “AR”, FLR, 4.007% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	4,410,000	4,391,425
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.687% (LIBOR - 3mo. + 0.9%), 4/15/2029 (z)	2,088,000	2,067,458
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 3.807% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)	4,414,000	4,362,409
Figueroa CLO Ltd., 2014-1A, “BR”, FLR, 4.287% (LIBOR - 3mo. + 1.5%), 1/15/2027 (n)	1,330,000	1,319,639
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/2025 (n)	1,735,000	1,734,139
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/2026 (n)	1,465,000	1,461,005

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Fort Cre LLC, 2018-1A, “A1”, FLR, 3.835% (LIBOR - 1mo. + 1.35%), 11/21/2035 (n)	$1,638,500	$1,638,497
GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/2036	404,143	423,311
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	4,243,101	4,337,670
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	4,880,000	4,994,029
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	3,256,792	3,285,556
KKR Real Estate Financial Trust Inc. Ltd., 2018-FL1, “A”, FLR, 3.583% (LIBOR - 1mo. + 1.1%), 6/15/2036 (n)	2,180,000	2,180,340
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	1,600,004	1,633,581
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	1,456,742	1,488,621
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 4.58% (LIBOR - 3mo. + 1.8%), 4/18/2025 (n)	4,534,203	4,530,090
Navistar Financial Dealer Note Master Owner Trust II, 2018-1, “A”, FLR, 3.116% (LIBOR - 1mo. + 0.63%), 9/25/2023 (z)	2,554,000	2,557,802
Neuberger Berman CLO Ltd., FLR, 3.587% (LIBOR - 3mo. + 0.8%), 1/15/2028 (z)	1,900,000	1,883,913
Oaktree CLO Ltd., 2015-1A, “A2AR”, FLR, 4.111% (LIBOR - 3mo. + 1.35%), 10/20/2027 (n)	809,537	801,776
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	663,351	644,147
Sound Point CLO Ltd., 2015-3A, “AR”, FLR, 3.651% (LIBOR - 3mo. + 0.89%), 1/20/2028 (n)	910,000	902,217
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	4,315,766	4,416,262
		$89,702,771
Automotive – 0.3%
General Motors Co., 5.15%, 4/01/2038	$715,000	$653,412
General Motors Co., 6.75%, 4/01/2046	1,124,000	1,172,318
General Motors Financial Co., Inc., 3.2%, 7/06/2021	2,353,000	2,342,435
General Motors Financial Co., Inc., 4.35%, 4/09/2025	1,137,000	1,132,095
Lear Corp., 3.8%, 9/15/2027	2,474,000	2,370,542
		$7,670,802
Broadcasting – 0.1%
Fox Corp., 4.03%, 1/25/2024 (n)	$2,654,000	$2,751,361
Brokerage & Asset Managers – 0.6%
Charles Schwab Corp., 3.2%, 1/25/2028	$5,000,000	$4,991,529
E*TRADE Financial Corp., 2.95%, 8/24/2022	1,029,000	1,026,660
E*TRADE Financial Corp., 3.8%, 8/24/2027	1,078,000	1,046,627
E*TRADE Financial Corp., 4.5%, 6/20/2028	1,107,000	1,124,555
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	903,000	904,138
Intercontinental Exchange, Inc., 2.35%, 9/15/2022	1,484,000	1,461,489
Intercontinental Exchange, Inc., 4%, 10/15/2023	2,519,000	2,645,313
Raymond James Financial, Inc., 4.95%, 7/15/2046	2,325,000	2,458,878
		$15,659,189
Building – 0.2%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)	$1,146,000	$1,061,821
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	927,000	893,208
Masco Corp., 4.375%, 4/01/2026	1,938,000	1,970,959
		$3,925,988
Business Services – 0.1%
Fidelity National Information Services, Inc., 4.5%, 8/15/2046	$630,000	$595,865
Fidelity National Information Services, Inc., 4.75%, 5/15/2048	1,575,000	1,563,151
Verisk Analytics, Inc., 4.125%, 3/15/2029	1,367,000	1,403,170
		$3,562,186
Cable TV – 0.1%
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	$2,855,000	$3,722,379
Chemicals – 0.1%
Sasol Chemicals (USA) LLC, 5.875%, 3/27/2024	$1,581,000	$1,676,673
Sherwin-Williams Co., 4.5%, 6/01/2047	1,201,000	1,181,909
		$2,858,582

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software – 0.2%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (z)	$1,857,000	$1,884,874
Microsoft Corp., 4.25%, 2/06/2047	2,278,000	2,537,679
		$4,422,553
Computer Software - Systems – 0.2%
Apple, Inc., 2.85%, 2/23/2023	$3,502,000	$3,534,027
Apple, Inc., 3.35%, 2/09/2027	1,145,000	1,168,534
Apple, Inc., 3.85%, 5/04/2043	1,303,000	1,316,070
		$6,018,631
Conglomerates – 0.2%
Roper Technologies, Inc., 4.2%, 9/15/2028	$900,000	$932,888
United Technologies Corp., 4.125%, 11/16/2028	1,778,000	1,847,193
Wabtec Corp., 4.95%, 9/15/2028	2,041,000	2,071,324
		$4,851,405
Consumer Products – 0.3%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$3,463,000	$3,541,064
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	1,097,000	1,078,024
Whirlpool Corp., 4.75%, 2/26/2029	1,896,000	1,945,123
		$6,564,211
Consumer Services – 0.4%
Experian Finance PLC, 4.25%, 2/01/2029 (n)	$1,699,000	$1,755,113
IHS Markit Ltd., 4%, 3/01/2026 (n)	2,212,000	2,209,788
Priceline Group, Inc., 2.75%, 3/15/2023	4,026,000	4,005,969
Visa, Inc., 3.15%, 12/14/2025	2,934,000	2,978,580
		$10,949,450
Electronics – 0.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$1,105,000	$1,055,634
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028	3,096,000	2,844,641
Broadcom, Inc., 4.25%, 4/15/2026 (z)	1,580,000	1,568,308
		$5,468,583
Emerging Market Quasi-Sovereign – 0.1%
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/2019 (z)	$2,591,000	$2,591,459
Energy - Integrated – 0.2%
BP Capital Markets America, Inc., 3.41%, 2/11/2026	$2,812,000	$2,862,457
BP Capital Markets PLC, 4.5%, 10/01/2020	1,054,000	1,081,948
Eni S.p.A., 4.75%, 9/12/2028 (n)	1,944,000	2,018,621
		$5,963,026
Financial Institutions – 0.1%
AerCap Ireland Capital Ltd., 4.875%, 1/16/2024	$362,000	$376,421
AerCap Ireland Capital Ltd., 3.65%, 7/21/2027	3,053,000	2,852,383
		$3,228,804
Food & Beverages – 0.5%
Anheuser-Busch InBev S.A., 8%, 11/15/2039	$2,610,000	$3,576,477
Conagra Brands, Inc., 5.3%, 11/01/2038	480,000	485,878
Conagra Brands, Inc., 5.4%, 11/01/2048	723,000	726,937
Constellation Brands, Inc., 3.5%, 5/09/2027	3,365,000	3,285,315
Danone S.A., 2.947%, 11/02/2026 (n)	3,438,000	3,295,487
Kraft Heinz Foods Co., 5%, 7/15/2035	790,000	778,553
		$12,148,647

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Forest & Paper Products – 0.1%
Suzano Austria GmbH, 6%, 1/15/2029 (n)	$1,659,000	$1,767,183
Gaming & Lodging – 0.2%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$1,804,000	$1,882,654
Marriott International, Inc., 4%, 4/15/2028	2,208,000	2,234,980
		$4,117,634
Health Maintenance Organizations – 0.1%
Halfmoon Parent, Inc., 4.125%, 11/15/2025 (n)	$2,587,000	$2,677,500
Insurance – 0.3%
American International Group, Inc., 4.875%, 6/01/2022	$3,566,000	$3,772,606
American International Group, Inc., 4.125%, 2/15/2024	2,620,000	2,701,486
		$6,474,092
Insurance - Property & Casualty – 0.3%
Berkshire Hathaway, Inc., 3.125%, 3/15/2026	$1,162,000	$1,173,895
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	1,469,000	1,502,916
Marsh & McLennan Cos., Inc., 4.8%, 7/15/2021	3,270,000	3,400,179
Marsh & McLennan Cos., Inc., 4.75%, 3/15/2039	944,000	1,021,554
		$7,098,544
International Market Quasi-Sovereign – 0.4%
KFW International Finance, Inc., 4.875%, 6/17/2019	$4,560,000	$4,580,702
Temasek Financial I Ltd., 2.375%, 1/23/2023 (n)	6,400,000	6,328,773
		$10,909,475
Machinery & Tools – 0.1%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$2,120,000	$2,175,793
Major Banks – 1.9%
ABN AMRO Bank N.V., 4.8%, 4/18/2026 (n)	$2,400,000	$2,503,975
Bank of America Corp., 4.1%, 7/24/2023	3,870,000	4,046,338
Bank of America Corp., 4.125%, 1/22/2024	5,102,000	5,346,045
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026	1,842,000	1,843,292
Bank of America Corp., 3.5%, 4/19/2026	1,814,000	1,829,441
Goldman Sachs Group, Inc., 3.85%, 1/26/2027	3,706,000	3,720,459
JPMorgan Chase & Co., 3.2%, 1/25/2023	5,489,000	5,564,467
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	4,188,000	4,266,337
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	1,248,000	1,208,400
Morgan Stanley, 3.125%, 1/23/2023	424,000	425,293
Morgan Stanley, 3.875%, 4/29/2024	1,539,000	1,582,906
Morgan Stanley, 4%, 7/23/2025	1,206,000	1,241,239
Morgan Stanley, 3.625%, 1/20/2027	5,235,000	5,247,233
Royal Bank of Scotland Group PLC, 3.875%, 9/12/2023	3,418,000	3,432,166
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	1,510,000	1,517,208
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	620,000	644,761
Wells Fargo & Co., 3.75%, 1/24/2024	1,723,000	1,773,100
		$46,192,660
Medical & Health Technology & Services – 0.6%
Becton, Dickinson and Co., 3.125%, 11/08/2021	$1,075,000	$1,079,374
Becton, Dickinson and Co., 4.669%, 6/06/2047	2,270,000	2,377,334
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022	660,000	664,788
Laboratory Corp. of America Holdings, 3.25%, 9/01/2024	1,672,000	1,654,195
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	1,802,000	1,756,307
Northwell Healthcare, Inc., 3.979%, 11/01/2046	171,000	165,282
Northwell Healthcare, Inc., 4.26%, 11/01/2047	1,367,000	1,378,540
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	2,583,000	2,491,866

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027	$2,566,000	$2,509,519
		$14,077,205
Medical Equipment – 0.4%
Abbott Laboratories, 4.9%, 11/30/2046	$2,249,000	$2,600,767
Boston Scientific Corp., 3.75%, 3/01/2026	700,000	713,680
Medtronic, Inc., 4.375%, 3/15/2035	1,886,000	2,059,189
Zimmer Biomet Holdings, Inc., 3.55%, 4/01/2025	2,940,000	2,898,928
Zimmer Biomet Holdings, Inc., FLR, 3.375% (LIBOR - 3mo. + 0.75%), 3/19/2021	992,000	988,655
		$9,261,219
Metals & Mining – 0.1%
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	$2,067,000	$2,105,343
Glencore Funding LLC, 4%, 3/27/2027 (n)	1,175,000	1,140,220
		$3,245,563
Midstream – 0.5%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$3,780,000	$3,858,448
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	280,000	283,737
Kinder Morgan Energy Partners LP, 4.15%, 2/01/2024	1,369,000	1,417,771
MPLX LP, 4.5%, 4/15/2038	938,000	890,963
ONEOK, Inc., 4.95%, 7/13/2047	2,637,000	2,599,476
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	3,392,000	3,596,934
		$12,647,329
Mortgage-Backed – 11.8%
Fannie Mae, 5.5%, 6/01/2019 - 4/01/2040	$9,965,574	$10,849,879
Fannie Mae, 5%, 7/01/2019 - 3/01/2041	4,378,433	4,711,489
Fannie Mae, 4.6%, 9/01/2019	455,478	457,568
Fannie Mae, 4.5%, 4/01/2020 - 6/01/2044	11,025,285	11,654,903
Fannie Mae, 2.821%, 4/25/2020	32,754	32,712
Fannie Mae, 6%, 1/01/2021 - 7/01/2037	5,477,918	6,001,781
Fannie Mae, 2.59%, 5/01/2023	450,265	452,619
Fannie Mae, 3.5%, 5/25/2025 - 1/01/2047	34,623,876	35,312,453
Fannie Mae, 2.7%, 7/01/2025	367,000	367,122
Fannie Mae, 3.43%, 6/01/2026	574,862	599,226
Fannie Mae, 2.28%, 11/01/2026	481,199	468,071
Fannie Mae, 2.683%, 12/25/2026	1,585,000	1,553,116
Fannie Mae, 3%, 9/01/2030 - 11/01/2046	15,610,212	15,691,459
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	1,671,243	1,870,008
Fannie Mae, 4%, 9/01/2040 - 6/01/2047	27,611,706	28,643,942
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	1,910,243	1,855,816
Freddie Mac, 5.5%, 6/01/2019 - 2/01/2037	1,584,791	1,733,249
Freddie Mac, 6%, 8/01/2019 - 6/01/2037	2,106,953	2,302,893
Freddie Mac, 2.456%, 8/25/2019	225,755	225,202
Freddie Mac, 1.869%, 11/25/2019	995,419	989,939
Freddie Mac, 4.5%, 2/01/2020 - 5/01/2042	2,312,502	2,434,994
Freddie Mac, 5%, 4/01/2020 - 7/01/2039	2,378,748	2,558,204
Freddie Mac, 2.791%, 1/25/2022	1,485,000	1,492,054
Freddie Mac, 2.716%, 6/25/2022	1,059,508	1,063,419
Freddie Mac, 2.51%, 11/25/2022	1,503,000	1,500,373
Freddie Mac, 3.111%, 2/25/2023	2,136,000	2,176,893
Freddie Mac, 3.32%, 2/25/2023	745,000	765,117
Freddie Mac, 3.25%, 4/25/2023	2,474,000	2,534,904
Freddie Mac, 3.06%, 7/25/2023	685,000	697,184
Freddie Mac, 3.458%, 8/25/2023	2,553,000	2,636,392
Freddie Mac, 0.881%, 4/25/2024 (i)	6,112,750	219,069
Freddie Mac, 0.503%, 7/25/2024 (i)	14,179,000	374,560
Freddie Mac, 0.609%, 7/25/2024 (i)	5,149,940	140,138

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.314%, 8/25/2024 (i)	$15,246,000	$281,126
Freddie Mac, 0.414%, 8/25/2024 (i)	28,222,286	542,940
Freddie Mac, 3.064%, 8/25/2024	794,000	809,420
Freddie Mac, 0.365%, 10/25/2024 (i)	20,625,124	357,590
Freddie Mac, 3.171%, 10/25/2024	1,304,000	1,336,020
Freddie Mac, 0.275%, 11/25/2024 (i)	15,385,000	246,911
Freddie Mac, 2.67%, 12/25/2024	1,561,000	1,558,969
Freddie Mac, 3.329%, 5/25/2025	2,660,000	2,749,357
Freddie Mac, 3.01%, 7/25/2025	423,000	429,621
Freddie Mac, 3.151%, 11/25/2025	1,001,000	1,024,655
Freddie Mac, 2.673%, 3/25/2026	2,597,000	2,581,849
Freddie Mac, 3.413%, 12/25/2026	780,000	809,781
Freddie Mac, 3.43%, 1/25/2027	764,912	794,967
Freddie Mac, 3.224%, 3/25/2027	1,047,000	1,072,882
Freddie Mac, 0.636%, 6/25/2027 (i)	13,682,000	673,418
Freddie Mac, 0.753%, 6/25/2027 (i)	4,713,371	247,457
Freddie Mac, 3.117%, 6/25/2027	1,114,000	1,132,539
Freddie Mac, 0.578%, 7/25/2027 (i)	12,110,083	510,528
Freddie Mac, 0.329%, 8/25/2027 (i)	9,650,000	265,909
Freddie Mac, 0.436%, 8/25/2027 (i)	6,771,369	217,179
Freddie Mac, 3.244%, 8/25/2027	786,000	805,806
Freddie Mac, 0.278%, 9/25/2027 (i)	10,419,000	250,183
Freddie Mac, 0.369%, 9/25/2027 - 12/25/2027 (i)	26,660,649	763,448
Freddie Mac, 3.187%, 9/25/2027	754,000	769,307
Freddie Mac, 0.196%, 11/25/2027 (i)	16,290,000	292,883
Freddie Mac, 0.291%, 11/25/2027 (i)	11,707,067	264,399
Freddie Mac, 0.326%, 11/25/2027 (i)	10,496,782	272,037
Freddie Mac, 0.239%, 12/25/2027 (i)	10,109,000	220,261
Freddie Mac, 0.287%, 12/25/2027 (i)	11,210,000	279,929
Freddie Mac, 3.65%, 2/25/2028	904,000	953,357
Freddie Mac, 3.9%, 4/25/2028	1,667,000	1,791,167
Freddie Mac, 0.311%, 11/25/2032 (i)	9,003,940	283,559
Freddie Mac, 6.5%, 5/01/2034 - 9/01/2037	1,102,460	1,240,839
Freddie Mac, 4%, 8/01/2037 - 8/01/2047	12,920,424	13,378,917
Freddie Mac, 3.5%, 11/01/2037 - 1/01/2047	24,773,322	25,264,308
Freddie Mac, 3%, 1/01/2038 - 3/01/2048	22,788,219	22,780,919
Ginnie Mae, 2.5%, 7/20/2032	350,000	331,857
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	2,324,078	2,578,414
Ginnie Mae, 5.5%, 5/15/2033 - 10/15/2035	1,418,832	1,559,297
Ginnie Mae, 4.5%, 7/20/2033 - 1/20/2049	4,288,115	4,509,236
Ginnie Mae, 5%, 7/20/2033 - 12/15/2034	461,809	495,734
Ginnie Mae, 4%, 1/20/2041 - 2/20/2042	3,732,775	3,886,758
Ginnie Mae, 3.5%, 12/15/2041 - 3/20/2048	16,059,827	16,434,754
Ginnie Mae, 3%, 11/20/2047 - 3/20/2048	23,468,413	23,576,052
Ginnie Mae, 0.66%, 2/16/2059 (i)	7,347,926	438,941
Ginnie Mae, TBA, 4%, 4/01/2043	3,250,000	3,355,561
Ginnie Mae, TBA, 4.5%, 4/01/2043	2,375,000	2,466,707
Ginnie Mae, TBA, 5%, 4/01/2043	1,325,000	1,384,232
		$292,638,728
Municipals – 0.2%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/2040	$3,685,000	$5,534,944
Natural Gas - Distribution – 0.0%
NiSource, Inc., 5.65%, 2/01/2045	$554,000	$643,722
Network & Telecom – 0.1%
AT&T, Inc., 5.45%, 3/01/2047	$1,601,000	$1,710,434

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Oils – 0.3%
Marathon Petroleum Corp., 3.625%, 9/15/2024	$2,653,000	$2,676,507
Marathon Petroleum Corp., 4.75%, 9/15/2044	1,814,000	1,805,925
Valero Energy Corp., 4.9%, 3/15/2045	2,669,000	2,814,720
		$7,297,152
Other Banks & Diversified Financials – 0.4%
Banco de Credito del Peru, 5.375%, 9/16/2020	$2,967,000	$3,059,748
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	2,890,000	3,117,472
Capital One Financial Corp., 3.75%, 3/09/2027	2,581,000	2,538,815
		$8,716,035
Pollution Control – 0.1%
Republic Services, Inc., 3.95%, 5/15/2028	$1,412,000	$1,480,140
Retailers – 0.2%
Best Buy Co., Inc., 4.45%, 10/01/2028	$2,523,000	$2,555,257
Dollar Tree, Inc., 4%, 5/15/2025	1,103,000	1,114,972
Dollar Tree, Inc., 4.2%, 5/15/2028	471,000	469,334
Home Depot, Inc., 3.9%, 6/15/2047	1,482,000	1,498,980
		$5,638,543
Telecommunications - Wireless – 0.4%
American Tower Corp., REIT, 3%, 6/15/2023	$1,291,000	$1,286,600
American Tower Corp., REIT, 3.6%, 1/15/2028	1,291,000	1,272,358
American Tower Trust I, REIT, 3.07%, 3/15/2023 (n)	3,560,000	3,550,158
Crown Castle International Corp., 3.65%, 9/01/2027	3,122,000	3,069,927
		$9,179,043
Tobacco – 0.1%
Altria Group, Inc., 4.4%, 2/14/2026	$476,000	$489,250
Altria Group, Inc., 4.8%, 2/14/2029	1,210,000	1,247,395
		$1,736,645
Transportation - Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$2,296,000	$2,945,400
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 4.35%, 7/01/2023	$1,970	$2,022
Small Business Administration, 4.77%, 4/01/2024	153,428	157,365
Small Business Administration, 5.18%, 5/01/2024	232,906	239,111
Small Business Administration, 5.52%, 6/01/2024	11,391	11,817
Small Business Administration, 4.99%, 9/01/2024	219,812	227,463
Small Business Administration, 4.95%, 3/01/2025	7,020	7,252
Small Business Administration, 5.11%, 8/01/2025	675,902	698,978
		$1,344,008
U.S. Treasury Obligations – 10.9%
U.S. Treasury Bonds, 8%, 11/15/2021	$723,000	$827,468
U.S. Treasury Bonds, 6%, 2/15/2026	777,000	957,015
U.S. Treasury Bonds, 6.75%, 8/15/2026	2,569,000	3,331,772
U.S. Treasury Bonds, 5.375%, 2/15/2031	574,000	746,021
U.S. Treasury Bonds, 4.5%, 2/15/2036	1,203,000	1,523,581
U.S. Treasury Bonds, 5%, 5/15/2037	1,609,000	2,174,978
U.S. Treasury Bonds, 3.5%, 2/15/2039	2,076,000	2,352,286
U.S. Treasury Bonds, 4.5%, 8/15/2039	7,873,600	10,165,863
U.S. Treasury Bonds, 2.875%, 5/15/2043	39,156,500	39,757,613
U.S. Treasury Bonds, 2.5%, 2/15/2045	9,797,000	9,243,622
U.S. Treasury Bonds, 3%, 11/15/2045	3,638,000	3,775,562
U.S. Treasury Bonds, 2.875%, 11/15/2046	7,268,000	7,358,282

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 3%, 2/15/2048	$6,230,000	$6,445,860
U.S. Treasury Notes, 1%, 6/30/2019	5,900,000	5,877,875
U.S. Treasury Notes, 1.625%, 6/30/2019	5,559,000	5,546,623
U.S. Treasury Notes, 1.375%, 2/29/2020	2,412,000	2,389,011
U.S. Treasury Notes, 3.5%, 5/15/2020	25,260,000	25,562,923
U.S. Treasury Notes, 3.125%, 5/15/2021	17,180,000	17,472,597
U.S. Treasury Notes, 1.75%, 11/30/2021	67,105,000	66,237,353
U.S. Treasury Notes, 1.75%, 9/30/2022	25,882,000	25,459,396
U.S. Treasury Notes, 2.5%, 8/15/2023	21,333,000	21,561,330
U.S. Treasury Notes, 2%, 11/15/2026	5,700,000	5,561,285
U.S. Treasury Notes, 2.25%, 8/15/2027	4,368,000	4,326,197
		$268,654,513
Utilities - Electric Power – 0.9%
Berkshire Hathaway Energy Co., 3.75%, 11/15/2023	$1,930,000	$2,006,341
Duke Energy Corp., 2.65%, 9/01/2026	397,000	378,174
Enel Finance International N.V., 4.875%, 6/14/2029 (n)	2,190,000	2,281,670
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	392,000	373,814
Exelon Corp., 3.4%, 4/15/2026	3,438,000	3,437,233
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (z)	1,511,000	1,572,996
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/2029	2,810,000	3,356,738
PPL Capital Funding, Inc., 5%, 3/15/2044	870,000	946,632
PPL Corp., 3.4%, 6/01/2023	2,940,000	2,952,847
Progress Energy, Inc., 3.15%, 4/01/2022	3,893,000	3,920,360
Southern California Edison Co., 4.875%, 3/01/2049	803,000	850,659
		$22,077,464
Total Bonds		$947,522,918
Convertible Preferred Stocks – 0.4%
Medical Equipment – 0.1%
Danaher Corp., 4.75%	1,324	$1,394,159
Utilities - Electric Power – 0.3%
CenterPoint Energy, Inc., 7%	110,247	$5,825,451
NextEra Energy, Inc., 6.123%	21,572	1,334,444
		$7,159,895
Total Convertible Preferred Stocks		$8,554,054
Preferred Stocks – 0.1%
Electronics – 0.1%
Samsung Electronics Co. Ltd.	50,805	$1,622,484
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 2.48% (v)	34,210,229	$34,210,228

Other Assets, Less Liabilities – 0.2%		6,117,560
Net Assets – 100.0%		$2,472,188,583
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $34,210,228 and $2,431,860,795, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

Portfolio of Investments (unaudited) – continued
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $82,011,672, representing 3.3% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security. At March 31, 2019, the fund had sufficient cash and/or securities at least equal to the value of the when-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ALM Loan Funding CLO, 2013-7R2A, “A1B2”, FLR, 4.187% (LIBOR - 3mo. + 1.4%), 10/15/2027	9/21/18	$4,410,000	$4,396,973
ALM V Ltd., 2012-5A, “A2R3”, FLR, 4.03% (LIBOR - 3mo. + 1.25%), 10/18/2027	10/04/17	2,667,000	2,658,719
AREIT CRE Trust CLO, 2018-CRE2, “A”, FLR, 3.464% (LIBOR - 1mo. + 0.98%), 11/14/2035	10/31/18	4,356,548	4,351,978
Avis Budget Rental Car Funding LLC, 2019-1A, “A”, 3.45%, 3/20/2023	2/04/19	3,879,475	3,920,304
Bancorp Commercial Mortgage Trust, 2018-CRE4, “A”, FLR, 3.384% (LIBOR - 1mo. + 0.9%), 9/15/2035	9/17/18	3,100,336	3,083,204
Bayview Financial Revolving Mortgage Loan Trust, FLR, 4.096% (LIBOR - 1mo. + 1.6%), 12/28/2040	3/01/06	1,490,581	1,400,091
BDS Ltd., FLR, 3.884% (LIBOR - 1mo. + 1.4%), 8/15/2035	7/25/18-10/29/18	4,181,950	4,171,202
Broadcom, Inc., 4.25%, 4/15/2026	3/29/19	1,568,324	1,568,308
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 3.473% (LIBOR - 1mo. + 1%), 6/15/2028	6/14/16	895,408	896,813
Dell International LLC/EMC Corp., 4.9%, 10/01/2026	3/06/19	1,852,245	1,884,874
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.687% (LIBOR - 3mo. + 0.9%), 4/15/2029	4/09/18	2,088,000	2,067,458
Jersey Central Power & Light Co., 4.3%, 1/15/2026	2/05/19	1,532,809	1,572,996
Navistar Financial Dealer Note Master Owner Trust II, 2018-1, “A”, FLR, 3.116% (LIBOR - 1mo. + 0.63%), 9/25/2023	9/17/18	2,554,000	2,557,802
Neuberger Berman CLO Ltd., FLR, 3.587% (LIBOR - 3mo. + 0.8%), 1/15/2028	9/19/18	1,894,153	1,883,913
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/2019	4/28/14	2,590,492	2,591,459
Total Restricted Securities			$39,006,094
% of Net assets			1.6%
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,484,337,877	$—	$—	$1,484,337,877
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	269,998,521	—	269,998,521
Non-U.S. Sovereign Debt	—	13,500,935	—	13,500,935
Municipal Bonds	—	5,534,944	—	5,534,944
U.S. Corporate Bonds	—	228,461,260	—	228,461,260
Residential Mortgage-Backed Securities	—	293,706,186	—	293,706,186
Commercial Mortgage-Backed Securities	—	40,618,283	—	40,618,283
Asset-Backed Securities (including CDOs)	—	48,017,030	—	48,017,030
Foreign Bonds	—	47,685,759	—	47,685,759
Mutual Funds	34,210,228	—	—	34,210,228
Total	$1,518,548,105	$947,522,918	$—	$2,466,071,023
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,322,688	104,009,442	(76,121,901)	34,210,229
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(4,035)	$2,795	$—	$192,396	$34,210,228